Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Components of Basic and Diluted Earnings (Loss) Per Shares
The components of basic and diluted earnings (loss) per shares are as follows:

	Years Ended December 31,
(in thousands, except per share data)	2022	2021
Numerator:
Net loss	$(218,257)	$(109,421)
Deemed dividend — change in redemption value of preferred stock of Old FiscalNote	(26,570)	(193,058)
Deemed dividend — in conjunction with convertible debt modification	—	(4,000)
Deemed dividend — preferred stock issuance	—	(453)

Net loss used to compute basic and diluted loss per share	$(244,827)	$(306,932)

Denominator:
Weighted average common stock outstanding, basic and diluted	66,513,704	15,503,829

Net loss per shares, basic	$(3.68)	$(19.80)
Net loss per shares, diluted	$(3.68)	$(19.80)

Anti-dilutive securities excluded from diluted loss per share:
Anti-dilutive Earnout Awards	19,195,100	—
Anti-dilutive stock options	4,844,643	7,085,638
Anti-dilutive Convertible Notes	2,004,928	19,983,770
Anti-dilutive contingently issuable shares	1,423,339	601,012
Anti-dilutive restricted stock units	2,949,731	242,014
Anti-dilutive other liability — classified warrants	—	133,542
Anti-dilutive Aicel Convertible Notes	116,886	—
Anti-dilutive convertible preferred stock	—	46,580,241
Anti-dilutive convertible senior debt	—	18,300,271
Anti-dilutive equity-classified warrants	—	309,221

Total anti-dilutive securities excluded from diluted loss per share:	30,534,627	93,235,709